Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Before Income Taxes

Income (loss) before income taxes consists of the following:

	Years ended December 31,
	2016	2015	2014
	(in thousands)
Luxembourg	$190,849	$94,558	$36,783
United States	3,855	4,812	3,631
Other jurisdictions	(209,754)	55,731	193,463
Income (loss) before income taxes	$(15,050)	$155,101	$233,877

Components of Income Tax (Provision) Benefit

The components of income tax (provision) / benefit consists of the following:

	Years ended December 31,
	2016	2015	2014
	(in thousands)
Current income tax benefit (expense):
Luxembourg	$53	$(1,107)	$(979)
United States	(1,874)	(2,347)	(6,030)
Other foreign	(4,792)	(15,577)	(19,950)
Total current	$(6,613)	$(19,031)	$(26,959)
Deferred tax benefit (expense):
Luxembourg	$(2,893)	$(2,908)	$(1)
United States	(448)	(1,071)	4,281
Other foreign	(12,153)	(5,861)	(22,941)
Total deferred	$(15,494)	$(9,840)	$(18,661)
Income tax expense	$(22,107)	$(28,871)	$(45,620)

Reconciliation Between Luxembourg Statutory Rate and Our Effective Tax Rate

A reconciliation between the Luxembourg statutory rate of 29.2% for the years ended December 31, 2016, 2015 and 2014 and our effective tax rate is as follows:

	Years ended December 31,
	2016	2015	2014
Statutory rate	29.2%	29.2%	29.2%
Effect of tax rates different than the Luxembourg statutory tax rate	(13.2)%	(22.5)%	(27.6)%
Change in valuation allowance	(85.1)%	10.6%	10.2%
Changes in unrecognized tax benefits	(75.9)%	1.9%	10.1%
Equity based compensation shortfall	(7.0)%	1.4%	—%
Adjustments related to prior years	5.1%	(2.0)%	(2.4)%
Effective tax rate	(146.9)%	18.6%	19.5%

Components of Deferred Tax Assets and Liabilities

The components of deferred tax assets and liabilities consists of the following:

	December 31,
	2016	2015
	(in thousands)
Deferred tax assets:
Net operating loss carryforwards	$26,190	$40,422
Depreciation and amortization	25,109	62,702
Accrued payroll expenses	9,471	7,662
Deferred revenue	5,744	8,851
Other	1,622	2,025
Deferred tax assets	68,136	121,662
Less: valuation allowance	(45,766)	(94,422)
Total deferred tax assets	$22,370	$27,240

Deferred tax liabilities:
Depreciation and amortization	$(7,465)	$(3,642)
Deferred expenses	(8,598)	(12,483)
Other	(1,083)	(1,817)
Total deferred tax liabilities	$(17,146)	$(17,942)

Net deferred tax assets	$5,224	$9,298

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits for the years ended December 31, 2016 and 2015 is as follows:

	December 31,
	2016	2015
	(in thousands)
Balance, beginning of year	$24,914	$23,248
Increases in unrecognized tax benefits as a result of tax positions taken during prior years	—	1,327
Decreases in unrecognized tax benefits as a result of tax positions taken during prior years	—	(9,592)
Increases in unrecognized tax benefits as a result of tax positions taken during current year	9,113	9,931
Balance, end of year	$34,027	$24,914